Revenues (Schedule of Impacts of Adopting Topic 606) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable—trade, net	$ 206,055	$ 199,679	$ 202,914
Accrued revenue	862	3,235	0
As Reported
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable—trade, net	206,917		202,914
Accrued revenue	0		$ 0
Adjustments due to ASC 606 | Accounting Standards Update 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accounts receivable—trade, net	(862)	(3,235)
Accrued revenue	$ 862	$ 3,235